Significant accounting policies - Cash, Cash Equivalents and Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Investments [Abstract]
Gains on sale of short-term investments		¥ 340,000	¥ 1,300,000
Short-term Investments	¥ 391,671	125,000
Investment Income, Net	9,294	714	4,842
Purchase of short-term investments	4,084,440	340,000	1,300,000
Short-term Investments
Short-term Investments [Abstract]
Investment Income, Net		¥ 714	¥ 4,842
Short-term Investments | Minimum
Cash and Cash Equivalents [Line Items]
Term Of Maturities		7 days	7 days
Short-term Investments | Maximum
Cash and Cash Equivalents [Line Items]
Term Of Maturities		83 days	83 days
Demand Deposits | RMB | China
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	225,323	¥ 182,180
Demand Deposits | RMB | Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	1,692	1,212
Demand Deposits | USD | Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	2,363	1,904
Demand Deposits | USD | British Virgin Islands
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	58	28,494
Demand Deposits | USD | Cayman Islands
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	3,437
Demand Deposits | USD | USA
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	47,105
Demand Deposits | HKD | Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and Due from Banks	¥ 357	¥ 264